Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 298,836	kr 263,961
Book value of financial assets	294,327	258,657
Fair value of financial liabilities	280,800	244,309
Book value of financial liabilities	279,781	243,353
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	2,247	2,317
Book value of financial liabilities	2,247	2,317
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	256,619	223,465
Book value of financial liabilities	255,600	222,516
Subordinated securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities		2,047
Book value of financial liabilities		2,040
Financial liabilities at amortized cost / Other financial liabilities
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	194,179	164,408
Book value of financial liabilities	193,160	163,452
Financial liabilities at amortized cost / Other financial liabilities | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	194,179	164,408
Financial liabilities at amortized cost / Other financial liabilities | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	2,247	2,317
Book value of financial liabilities	2,247	2,317
Financial liabilities at amortized cost / Other financial liabilities | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	2,247	2,317
Financial liabilities at amortized cost / Other financial liabilities | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	191,932	160,044
Book value of financial liabilities	190,913	159,095
Financial liabilities at amortized cost / Other financial liabilities | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	191,932	160,044
Financial liabilities at amortized cost / Other financial liabilities | Subordinated securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities		2,047
Book value of financial liabilities		2,040
Financial liabilities at amortized cost / Other financial liabilities | Subordinated securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities		2,047
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	232,513	211,969
Book value of financial assets	228,016	206,665
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	2,703	1,781
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	229,810	210,188
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	2,416	1,231
Book value of financial assets	2,416	1,231
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	2,416	1,231
Book value of financial assets	2,416	1,231
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	2,416	1,231
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	37,666	42,352
Book value of financial assets	36,781	41,125
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	37,666	42,352
Book value of financial assets	36,781	41,125
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	287	550
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	37,379	41,802
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,709	23,451
Book value of financial assets	27,725	23,198
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,709	23,451
Book value of financial assets	27,725	23,198
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	27,709	23,451
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	164,734	144,935
Book value of financial assets	161,094	141,111
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	164,722	144,935
Book value of financial assets	161,094	141,111
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 164,722	kr 144,935